Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.8%
AAR Corp*	317,318	$20,739,905
AerSale Corp*	1,330,407	6,718,555
		27,458,460
Auto Components – 0.5%
Dorman Products Inc*	68,303	7,726,435
Automobiles – 0.6%
Winnebago Industries Inc	159,378	9,261,456
Banks – 19.4%
Ameris Bancorp	640,023	39,931,035
Business First Bancshares Inc	253,924	6,518,229
Cadence Bank	380,245	12,110,803
Columbia Banking System Inc	751,870	19,631,326
Eastern Bankshares Inc	2,066,433	33,868,837
FB Financial Corp	555,287	26,059,619
First Busey Corp	798,168	20,768,331
Fulton Financial Corp	1,912,433	34,672,410
Hilltop Holdings Inc	541,612	17,418,242
Nicolet Bankshares Inc	157,382	15,050,441
OFG Bancorp	422,755	18,990,155
Towne Bank/Portsmouth VA	665,975	22,017,133
United Community Banks Inc/GA	373,369	10,857,570
Wintrust Financial Corp	230,822	25,051,112
		302,945,243
Beverages – 1.5%
Coca-Cola Consolidated Inc	17,882	23,539,865
Building Products – 1.6%
Gibraltar Industries Inc*	253,820	17,749,633
Janus International Group Inc*	722,490	7,304,374
		25,054,007
Capital Markets – 4.2%
Lazard Inc	436,039	21,967,645
Piper Jaffray Cos	104,933	29,781,034
WisdomTree Investments Inc	1,311,611	13,102,994
		64,851,673
Chemicals – 2.5%
Ashland Global Holdings Inc	134,602	11,706,336
Innospec Inc	164,923	18,651,142
Quaker Chemical Corp	47,157	7,945,483
		38,302,961
Commercial Services & Supplies – 2.1%
Boyd Group Services Inc	140,464	21,289,286
Healthcare Services Group Inc*	1,040,749	11,625,166
		32,914,452
Construction & Engineering – 1.3%
Comfort Systems USA Inc	53,892	21,036,742
Construction Materials – 1.4%
Eagle Materials Inc	77,523	22,299,491
Electronic Equipment, Instruments & Components – 2.4%
Fabrinet*	66,542	15,733,191
Insight Enterprises Inc*	103,042	22,194,216
		37,927,407
Energy Equipment & Services – 1.5%
Oceaneering International Inc*	651,374	16,199,671
Weatherford International PLC	89,370	7,589,301
		23,788,972
Equity Real Estate Investment Trusts (REITs) – 1.3%
Broadstone Net Lease Inc	1,096,171	20,772,441
Food & Staples Retailing – 1.4%
Casey's General Stores Inc	58,464	21,965,509
Food Products – 0.8%
Nomad Foods Ltd	689,577	13,143,338
Gas Utilities – 1.3%
Chesapeake Utilities Corp	164,259	20,396,040

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 4.3%
Enovis Corp*	452,881	$19,496,527
Envista Holdings Corp*	1,236,516	24,433,556
Globus Medical Inc*	324,749	23,232,544
		67,162,627
Health Care Providers & Services – 1.7%
Owens & Minor Inc*	1,444,680	22,667,029
Progyny Inc*	199,655	3,346,218
		26,013,247
Health Care Real Estate Investment Trusts (REITs) – 0.3%
Community Healthcare Trust Inc	238,802	4,334,256
Household Durables – 3.7%
Helen of Troy Ltd*	180,855	11,185,882
M/I Homes Inc*	152,412	26,117,320
Meritage Homes Corp	101,202	20,753,494
		58,056,696
Industrial Real Estate Investment Trusts (REITs) – 2.3%
STAG Industrial Inc	906,758	35,445,170
Insurance – 5.7%
Axis Capital Holdings Ltd	475,810	37,879,234
Hanover Insurance Group Inc	226,425	33,535,807
Kemper Corp	301,170	18,446,662
		89,861,703
Leisure Products – 1.2%
Brunswick Corp/DE	117,575	9,855,137
Malibu Boats Inc*	217,200	8,429,532
		18,284,669
Life Sciences Tools & Services – 0.6%
Mesa Laboratories Inc	72,178	9,373,035
Machinery – 1.3%
Helios Technologies Inc	437,429	20,865,363
Marine – 2.2%
Kirby Corp*	286,243	35,044,731
Metals & Mining – 3.0%
Commercial Metals Co	580,998	31,931,650
TimkenSteel Corp*	981,916	14,561,814
		46,493,464
Multi-Utilities – 1.4%
Black Hills Corp	362,766	22,172,258
Oil, Gas & Consumable Fuels – 6.2%
Gulfport Energy Corp*	130,043	19,682,008
Magnolia Oil & Gas Corp	1,077,916	26,322,709
Oasis Petroleum Inc	272,644	35,506,428
PBF Energy Inc	514,108	15,911,643
		97,422,788
Pharmaceuticals – 0.3%
Avadel Pharmaceuticals PLC*	409,131	5,365,753
Real Estate Management & Development – 2.1%
Cushman & Wakefield PLC*	2,405,262	32,783,721
Retail Real Estate Investment Trusts (REITs) – 1.2%
Phillips Edison & Co Inc	505,228	19,052,148
Semiconductor & Semiconductor Equipment – 2.4%
Rambus Inc*	159,830	6,748,023
Tower Semiconductor Ltd*	488,191	21,607,334
Ultra Clean Holdings Inc*	245,611	9,807,247
		38,162,604
Software – 1.9%
nCino Inc*	410,115	12,955,533
Sapiens International Corp NV	433,787	16,167,241
		29,122,774
Specialized Real Estate Investment Trusts (REITs) – 2.0%
National Storage Affiliates Trust	376,116	18,128,791
PotlatchDeltic Corp	285,782	12,874,479
		31,003,270
Specialty Retail – 2.7%
Academy Sports & Outdoors Inc	463,146	27,029,200
Boot Barn Holdings Inc*	91,824	15,360,319
		42,389,519
Textiles, Apparel & Luxury Goods – 1.7%
Steven Madden Ltd	533,600	26,141,064

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – 3.6%
GATX Corp	181,053	$23,980,470
H&E Equipment Services Inc	317,484	15,455,121
MSC Industrial Direct Co Inc	87,905	7,565,104
Rush Enterprises Inc	171,831	9,077,832
		56,078,527
Total Common Stocks (cost $1,136,091,603)		1,524,013,879
Investment Companies – 0.6%
Exchange-Traded Funds (ETFs) – 0.6%
SPDR S&P Biotech# (cost $7,710,000)	92,773	9,165,972
Repurchase Agreements – 2.2%
ING Financial Markets LLC, Joint repurchase agreement, 4.8300%, dated 9/30/24, maturing 10/1/24 to be repurchased at $13,701,838 collateralized by $13,686,412 in U.S. Treasuries 3.7500% - 4.1250%, 12/31/28 - 3/31/29 with a value of $13,975,889	$13,700,000	13,700,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.8000%, dated 9/30/24, maturing 10/1/24 to be repurchased at $20,002,667 collateralized by $20,139,240 in U.S. Treasuries 3.6250%, 5/15/26 with a value of $20,402,737	20,000,000	20,000,000
Total Repurchase Agreements (cost $33,700,000)		33,700,000
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	3,729,434	3,729,434
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$932,359	932,359
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,661,793)		4,661,793
Total Investments (total cost $1,182,163,396) – 100.5%		1,571,541,644
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(7,231,018)
Net Assets – 100%		$1,564,310,626

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,499,334,445	95.4%
Israel	37,774,575	2.4
Canada	21,289,286	1.4
United Kingdom	13,143,338	0.8
Total	$1,571,541,644	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	$5,812,571	$34,463,488	$(36,546,625)	$-	$-	$3,729,434	3,729,434	$15,684 ∆

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,524,013,879	$-	$-
Investment Companies	9,165,972	-	-
Repurchase Agreements	-	33,700,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,661,793	-
Total Assets	$1,533,179,851	$38,361,793	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70292 11-24